Defined benefit pension schemes	12 Months Ended
Dec. 31, 2018
Defined benefit pension schemes
Defined benefit pension schemes

C9    Defined benefit pension schemes

(i)     Background and summary economic and IAS 19 financial positions

The Group’s businesses operate a number of pension schemes. The specific features of these schemes vary in accordance with the regulations of the country in which the employees are located, although they are, in general, funded by the Group and based either on a cash balance formula or on years of service and salary earned in the last year or years of employment. The largest defined benefit scheme is the principal UK scheme, namely the Prudential Staff Pension Scheme (PSPS). PSPS accounts for 82 per cent (2017: 82 per cent) of the underlying scheme liabilities of the Group’s defined benefit schemes.

The Group also operates two smaller UK defined benefit schemes in respect of Scottish Amicable (SASPS) and M&G (M&GGPS). In addition, there are two small defined benefit schemes in Taiwan which have negligible deficits.

Under IAS 19, ‘Employee Benefits’ and IFRIC 14 ‘IAS 19 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’, the Group is only able to recognise a surplus to the extent that it is able to access the surplus either through an unconditional right of refund or through reduced future contributions relating to ongoing service of active members. The Group has no unconditional right of refund to any surplus in PSPS. Accordingly, the PSPS surplus recognised is restricted to the present value of the economic benefit to the Group from the difference between the estimated future ongoing contributions and the full future cost of service for the active members. In contrast, the Group is able to access the surplus of SASPS and M&GGPS. Therefore, the amounts recognised for these schemes are the IAS 19 valuation amount (either a surplus or deficit).

The Group asset/liability in respect of defined benefit pension schemes is as follows:

	31 Dec 2018 £m					31 Dec 2017 £m
				Other					Other
	PSPS	SASPS	M&GGPS	schemes	Total	PSPS	SASPS	M&GGPS	schemes	Total
	note (a)	note (b)				note (a)	note (b)
Underlying economic surplus (deficit)	908	(79)	131	(1)	959	721	(137)	109	(1)	692
Less: unrecognised surplus	(677)	—	—	—	(677)	(485)	—	—	—	(485)
Economic surplus (deficit) (including investment in Prudential insurance policies)note (c)	231	(79)	131	(1)	282	236	(137)	109	(1)	207
Attributable to:
UK with-profits fund	162	(32)	—	—	130	165	(55)	—	—	110
Shareholder-backed business	69	(47)	131	(1)	152	71	(82)	109	(1)	97
Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(225)	—	(225)	—	—	(151)	—	(151)
IAS 19 pension asset (liability) on the Group statement of financial positionnote (d)	231	(79)	(94)	(1)	57	236	(137)	(42)	(1)	56

Notes

(a)  No deficit or other funding is required for PSPS. Deficit funding, where applicable, is apportioned in the ratio of 70/30 between the UK with-profits fund and shareholder-backed business following detailed considerations in 2005 of the sourcing of previous contributions. Employer contributions for ongoing service of current employees are apportioned in the ratio relevant to current activity.

(b)  The deficit of SASPS has been allocated 40 per cent to the UK with-profits fund and 60 per cent to the shareholders’ fund as at 31 December 2018 and 2017.

(c)  The underlying position on an economic basis reflects the assets (including investments in Prudential insurance policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes.

(d)  At 31 December 2018, the PSPS pension asset of £231 million (31 December 2017: £236 million) and the other schemes’ pension liabilities of £174 million (31 December 2017: £180 million) are included within ‘Other debtors’ and ‘Provisions’ respectively on the consolidated statement of financial position.

Triennial actuarial valuations

In respect of PSPS the contributions into the scheme are payable at the minimum level required under the scheme rules. Excluding expenses, the contributions are payable at approximately £5 million per annum for on-going service of active members of the scheme. No deficit or other funding is required. Deficit funding for PSPS, when applicable, is apportioned in the ratio of 70/30 between the UK with-profits fund and shareholder-backed operations based on the sourcing of previous contributions. Employer contributions for on-going service of current employees are apportioned in the ratio relevant to current activity.

In respect of SASPS it has been agreed with the Trustees that the level of deficit funding should be £26.0 million per annum from 1 January 2018 until 31 March 2027, or earlier if the scheme’s funding level reaches 100 per cent before this date, to eliminate the actuarial deficit. The deficit funding will be reviewed every three years at subsequent valuations.

In respect of M&GGPS it has been agreed with the Trustees that no deficit funding is required from 1 January 2016.

Defined benefit pension schemes in the UK are generally required to be subject to full actuarial valuations every three years in order to assess the appropriate level of funding for schemes in relation to their commitments. These valuations include assessments of the likely rate of return on the assets held within the separate trustee administered funds. The actuarial valuation differs from the IAS 19 accounting basis valuation in a number of respects, including the discount rate assumption where IAS 19 prescribes a rate based on high-quality corporate bonds while a more ‘prudent’ assumption is used for the actuarial valuation.

Risks to which the defined benefit schemes expose the Group

Responsibility of making good of any deficit that may arise in the schemes lies with the employers of the schemes, which are subsidiaries of the Group. Accordingly, the pension schemes expose the Group to a number of risks and the most significant of which are interest rate and investment risk, inflation risk and mortality risk.

Corporate governance

The Group’s UK pension schemes are established under trust and are subject to UK legal requirements; this includes being subject to regulation by ‘The Pension Regulator’ in accordance with the Pension Act 1995. Each scheme has a corporate trustee to which some directors are appointed by Group employers with the remaining directors nominated by members in accordance with UK legal requirements. The trustees have the ultimate responsibility to ensure that the scheme is managed in accordance with the Trust Deed & Rules. The trustees act in the best interests of the schemes’ beneficiaries; this includes taking appropriate account of each employer’s legal obligation and financial ability to support the schemes, when setting investment strategy and when agreeing funding with the employers. The employers’ contribution commitments are formally updated at each triennial valuation; between valuations funding levels and employer strength continue to be monitored, with the Trustees being able to bring forward the next triennial valuation if they consider it appropriate to do so.

All of the Group’s three UK defined benefit pension schemes (PSPS, SASPS and M&GGPS) are final salary schemes, which are closed to new entrants.

The Trustees of each scheme set the general investment policy and specify any restrictions on types of investment and the degrees of divergence permitted from the benchmark, but delegate the responsibility for selection and realisation of specific investments to the Investment Managers. The Trustees consult the Principal Employer (eg The Prudential Assurance Company Limited for PSPS) on the investment principles, but the ultimate responsibility for the investment of the assets of the scheme lies with the Trustees.

The Trustees of each of the schemes manage the investment strategy of the scheme to achieve an acceptable balance between investing in the assets that most closely match the expected benefit payments and assets that are expected to achieve a greater return in the hope of reducing the contributions required or providing additional benefits to members.

For PSPS, a significant portion of the scheme assets are invested in liability matching assets such as bonds and gilts, including index-linked gilts, to partially hedge against inflation. In addition, PSPS has maintained a portfolio of interest rate and inflation swaps to match more closely the duration and inflation profile of its assets to its liabilities.

The risks arising from SASPS and M&GGPS are managed through a diversified mix of investments. Both schemes have invested in a mix of both return-seeking assets, such as equities and property and matching assets including leveraged liability driven investment portfolios to reflect the liability profile of the scheme.

(ii)     Assumptions

The actuarial assumptions used in determining benefit obligations and the net periodic benefit costs for the years shown were as follows:

	31 Dec 2018%	31 Dec 2017%	31 Dec 2016%
Discount rate*	2.8	2.5	2.6
Rate of increase in salaries	3.3	3.1	3.2
Rate of inflation†:
Retail prices index (RPI)	3.3	3.1	3.2
Consumer prices index (CPI)	2.3	2.1	2.2
Rate of increase of pensions in payment for inflation:
PSPS:
Guaranteed (maximum 5%)	2.5	2.5	2.5
Guaranteed (maximum 2.5%)	2.5	2.5	2.5
Discretionary	2.5	2.5	2.5
Other schemes	3.3	3.1	3.2

*      The discount rate has been determined by reference to an ‘AA’ corporate bond index, adjusted where applicable to allow for the difference in duration between the index and the pension liabilities.

†     The rate of inflation reflects the long-term assumption for UK RPI or CPI depending on the tranche of the schemes.

The calculations are based on current mortality estimates with an allowance made for expected future improvements in mortality. This allowance reflected the CMI 2015 Core projections model (2017: CMI 2014 projections model, with scheme-specific calibrations). In 2018, for members post retirement long-term mortality improvement rates of 1.75 per cent per annum (2017: 1.75 per cent per annum) and 1.50 per cent per annum (2017: 1.25 per cent per annum) were applied for males and females, respectively.

(iii)   Estimated pension scheme surpluses and deficits

This section illustrates the financial position of the Group’s defined benefit pension schemes on an economic basis and the IAS 19 basis.

The underlying pension position on an economic basis reflects the assets (including investments in Prudential policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes. The IAS 19 basis excludes the investments in Prudential policies. At 31 December 2018, M&GGPS held investments in Prudential insurance policies of £225 million (31 December 2017: £151 million).

Movements on the pension scheme surplus determined on the economic basis are as follows, with the effect of the application of IFRIC 14 being shown separately:

	2018 £m
	Surplus		Actuarial gains		Surplus
	(deficit)		and losses		(deficit)
	in schemes	(Charge) credit	in other		in schemes
	at 1 Jan	to income	comprehensive	Contributions	at 31 Dec
	2018	statement	income	paid	2018
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	692	(88)	303	52	959
Less: amount attributable to UK with-profits fund	(473)	38	(178)	(20)	(633)
Shareholders' share:
Gross of tax surplus (deficit)	219	(50)	125	32	326
Related tax	(42)	10	(24)	(6)	(62)
Net of shareholders' tax	177	(40)	101	26	264
Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(485)	(13)	(179)	—	(677)
Less: amount attributable to UK with-profits fund	363	8	132	—	503
Shareholders' share:
Gross of tax	(122)	(5)	(47)	—	(174)
Related tax	23	1	9	—	33
Net of shareholders' tax	(99)	(4)	(38)	—	(141)
With the effect of IFRIC 14
Surplus (deficit)	207	(101)	124	52	282
Less: amount attributable to UK with-profits fund	(110)	46	(46)	(20)	(130)
Shareholders' share:
Gross of tax surplus (deficit)	97	(55)	78	32	152
Related tax	(19)	11	(15)	(6)	(29)
Net of shareholders' tax	78	(44)	63	26	123

Underlying investments of the schemes

On the ‘economic basis’, after including the underlying assets represented by the investments in Prudential insurance policies as scheme assets, the plans’ assets comprise the following investments:

	31 Dec 2018				31 Dec 2017
		Other				Other
	PSPS	schemes	Total		PSPS	schemes	Total
	£m	£m	£m	%	£m	£m	£m	%
Equities
UK	8	6	14	—	9	67	76	1
Overseas	204	53	257	3	226	272	498	6
Bonds*
Government	4,596	538	5,134	61	5,040	655	5,695	63
Corporate	1,586	454	2,040	24	1,491	248	1,739	20
Asset-backed securities	263	12	275	3	164	—	164	2
Derivatives	103	4	107	1	188	(6)	182	2
Properties	143	143	286	3	140	130	270	3
Other assets	172	198	370	5	216	77	293	3
Total value of assets†	7,075	1,408	8,483	100	7,474	1,443	8,917	100

*       87 per cent of the bonds are investment grade (2017: 89 per cent).

†      94 per cent of the total value of the scheme assets are derived from quoted prices in an active market (31 December 2017: 96 per cent). None of the scheme assets included shares in Prudential plc or property occupied by the Prudential Group. The IAS 19 basis plan assets at 31 December 2018 of £8,258 million (31 December 2017: £8,766 million) is different from the economic basis plan assets of £8,483 million (31 December 2017: £8,917 million) as shown above due to the exclusion of investment in Prudential insurance policies by M&GGPS as described above.

The movements in the IAS 19 pension schemes’ surplus and deficit between scheme assets and liabilities as consolidated in the financial statements were:

Attributable to policyholders and shareholders

						Other
						adjustments
						including
				Effect of		for
		Present	Net surplus	IFRIC 14		investments
		value	(deficit)	for	Economic	in Prudential	IAS 19
		of benefit	(without	derecognition	basis net	insurance	basis net
	Plan	obligations	the effect	of PSPS	surplus	policies	surplus
	assets	note (a)	of IFRIC 14)	surplus	(deficit)	note (b)	(deficit)
2018 £m
Net surplus (deficit), beginning of year	8,917	(8,225)	692	(485)	207	(151)	56
GMP equalisation provisionnote (e)	—	(53)	(53)	—	(53)	—	(53)
Current service cost	—	(44)	(44)	—	(44)	—	(44)
Net interest on net defined benefit liability (asset)	217	(200)	17	(13)	4	(4)	—
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(475)	475	—	—	—	—	—
Employers' contributionsnote (c)	52	—	52	—	52	—	52
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (d)	(221)	524	303	(179)	124	10	134
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(80)	(80)
Net surplus (deficit), end of year	8,483	(7,524)	959	(677)	282	(225)	57

2017 £m
Net surplus (deficit), beginning of year	9,006	(8,443)	563	(558)	5	(134)	(129)
Current service cost	—	(46)	(46)	—	(46)	—	(46)
Net interest on net defined benefit liability (asset)	228	(214)	14	(14)	—	(3)	(3)
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(479)	479	—	—	—	—	—
Employers' contributionsnote (c)	50	—	50	—	50	—	50
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (d)	119	—	119	87	206	(6)	200
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(8)	(8)
Net surplus (deficit), end of year	8,917	(8,225)	692	(485)	207	(151)	56

2016 £m
Net surplus (deficit), beginning of year	7,819	(6,858)	961	(800)	161	(77)	84
Current service cost	—	(34)	(34)	—	(34)	—	(34)
Net interest on net defined benefit liability (asset)	292	(254)	38	(32)	6	(3)	3
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(350)	350	—	—	—	—	—
Employers' contributionsnote (c)	45	—	45	—	45	—	45
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (d)	1,203	(1,645)	(442)	274	(168)	(13)	(181)
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(41)	(41)
Net surplus (deficit), end of year	9,006	(8,443)	563	(558)	5	(134)	(129)

Notes

(a)  Maturity profile of the benefit obligations

The weighted average duration of the benefit obligations of the schemes is 18.4 years (2017: 18.6 years).

The following table provides an expected maturity analysis of the benefit obligations:

	All schemes £m
		After	After	After	After
		1 year	5 years	10 years	15 years	Over 20
	1 year or less	to 5 years	to 10 years	to 15 years	to 20 years	years	Total
31 Dec 2018	257	1,142	1,593	1,641	1,631	7,426	13,690
31 Dec 2017	255	1,108	1,589	1,667	1,661	7,889	14,169

(b)  The adjustments for investments in Prudential insurance policies are consolidation adjustments for intra-group assets and liabilities with no impact to adjusted IFRS operating profit based on longer-term investment returns.

(c)  Total employer contributions expected to be paid into the Group defined benefit schemes for the year ending 31 December 2019 amount to £52 million (2018: £50 million).

(d)  The actuarial gains and losses attributable to policyholders and shareholders as shown in the table above are analysed as follows:

	2018 £m	2017 £m	2016 £m
Actuarial gains and losses
Return on the scheme assets less amount included in interest income	(221)	119	1,203
Gains (losses) on changes in demographic assumptions	168	(10)	(18)
Gains (losses) on changes in financial assumptions	330	(101)	(1,733)
Experience gains on scheme liabilities	26	111	106
	303	119	(442)
Effect of derecognition of PSPS surplus	(179)	87	274
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	10	(6)	(13)
	134	200	(181)

(e)  In October 2018, the High Court ruled that pension schemes are required to equalise benefits for the effect of guaranteed minimum pensions (GMPs). GMPs are a minimum benefit that schemes that were contracted-out on a salary-related basis between 1978 and 1997 are required to provide.

In light of this Court ruling, at 31 December 2018, the Group has recognised an estimated allowance for GMP equalisation within the IAS 19 valuation for all the three UK schemes (£31 million for PSPS, £17 million for SASPS and £5 million for M&GGPS). These costs are allocated between the UK with-profits fund and the shareholders’ fund on the basis of 70:30 for PSPS, 40:60 for SASPS and with M&GGPS being wholly attributable to the shareholders’ fund. The impact on shareholders profit before tax is £24 million (before taking into account any charge to PSPS surplus restriction) and on shareholders’ equity post tax is £12 million.

The losses of £1,733 million in 2016 on change in financial assumptions primarily reflect the effect of the decrease in the discount rate used in determining the scheme liabilities from 3.8 per cent in 2015 to 2.6 per cent in 2016. These 2016 losses were partially offset by the increase in the return on the scheme assets, which was greater than the amount included in interest income by £1,203 million.

(iv)   Sensitivity of the pension scheme liabilities to key variables

The sensitivity information below is based on the core scheme liabilities and assumptions at the balance sheet date. The sensitivities are calculated based on a change in one assumption with all other assumptions being held constant. As such, interdependencies between the assumptions are excluded. The impact of the rate of inflation assumption sensitivity includes the impact of inflation on the rate of increase in salaries and rate of increase of pensions in payment.

The sensitivities of the underlying pension scheme liabilities as shown below do not directly equate to the impact on the profit or loss attributable to shareholders or shareholders’ equity due to the effect of the application of IFRIC 14 on PSPS and the allocation of a share of the interest in the financial position of PSPS and SASPS to the UK with-profits fund as described above.

			Sensitivity change in
	Assumption applied		assumption	Impact of sensitivity on scheme liabilities on IAS 19 basis
	2018	2017			2018	2017
Discount rate	2.8%	2.5%	Decrease by 0.2%	Increase in scheme liabilities
				by:
				PSPS	3.5%	3.5%
				Other schemes	5.0%	5.4%
Discount rate	2.8%	2.5%	Increase by 0.2%	Decrease in scheme liabilities
				by:
				PSPS	3.3%	3.4%
				Other schemes	4.7%	4.9%
Rate of inflation	3.3%	3.1%	RPI: Decrease by 0.2%	Decrease in scheme liabilities
				by:
	2.3%	2.1%	CPI: Decrease by 0.2%	PSPS	0.6%	0.6%
			with consequent reduction	Other schemes	3.9%	3.9%
			in salary increases
Mortality rate			Increase life expectancy by 1 year	Increase in scheme liabilities
				by:
				PSPS	3.9%	4.0%
				Other schemes	3.9%	3.8%